Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
9.     Income Taxes

At December 31, 2011, the Company has tax loss carry forwards approximating $6,125,000 that expire at various dates through 2031. The principal difference between the net loss for book purposes and the net loss for income tax purposes relates to expenses that are not deductible for tax purposes, including reorganization costs, impairment of goodwill, stock issued for services and amortization of debt discount.

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2011, are presented below:

2011
Deferred tax asset	$3,075,000
Less valuation allowance	(3,075,000)
Net deferred tax asset	$-

At this time, the Company is unable to determine if it will be able to benefit from its deferred tax asset. There are limitations on the utilization of net operating loss carry forwards, including a requirement that losses be offset against future taxable income, if any.  In addition, IRC Section 382 may impose limitations in available NOL carryforwards related to certain transactions which are deemed to be ownership changes.  Accordingly, a valuation allowance has been established for the entire deferred tax asset. The increase in the valuation allowance was approximately $1,085,000 during 2011.

A reconciliation of the tax provision for 2011 and 2010 at statutory rates is comprised of the following components:

	2011	2010
Tax at statutory rate of 34%	$(592,000)	$(431,400)
Increase/(decrease) due to:
Effect of permanent differences	(61,500)	177,800
Non-deductible stock-based compensation	222,500	95,800
Other, net	25,000	-
Valuation allowance	406,000	157,800
Tax provision	$-	$-

The amount of income taxes the Company pays is subject to ongoing examinations by federal and state tax authorities. To date, there have been no reviews performed by federal or state tax authorities on any of the Company’s previously filed returns. The Company’s 2005 and later tax returns are still subject to examination.